Document and Entity Information	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 10, 2021, Gulf Island Fabrication, Inc. (the “Company”) issued a press release announcing its second quarter results for 2021 (the “Original Press Release”). The Original Press Release was furnished by the Company as an exhibit to its Current Report on Form 8-K dated August 10, 2021. In the Original Press Release, the cost of revenue for the three months ended March 31, 2021, included in the Results of Operations by Segment table for the Fabrication & Services Division, was overstated, which resulted in incorrect Gross profit (loss), Operating income (loss) and EBITDA in the same table. This presentation error was limited to the prior quarter information presented for comparative purposes in the Results of Operations by Segment table for the Fabrication & Services Division, which appeared in Exhibit 99.1 furnished with the prior 8-K and the press release publicly disseminated by the Company. No other reported amounts were affected in the Original Press Release. Further, no amounts reported in the Quarterly Report on Form 10-Q for the quarter ended June 30, 2021 filed on August 11, 2021 were affected. The Company has revised the Original Press Release solely for the purpose of correcting the Results of Operations by Segment table to reflect the changes described above (the “Corrected Press Release”) and is furnishing the Corrected Press Release pursuant to this current report on Form 8-K/A.
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	Gulf Island Fabrication, Inc.
Entity Central Index Key	0001031623
Entity Emerging Growth Company	false
Entity File Number	001-34279
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	72-1147390
Entity Address, Address Line One	16225 Park Ten Place
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	714-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	GIFI
Security Exchange Name	NASDAQ